                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               --------------

Check here if Amendment [_]; Amendment Number: __
 This Amendment (Check only one.):  [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     DSM Capital Partners
          ---------------------------
Address:  332 Main Street
          ---------------------------
          Mount Kisco, NY 10549
          ---------------------------


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen E. Memishian
          ---------------------------
Title:    Managing Partner
          ---------------------------
Phone:    914-242-1900
          ---------------------------

Signature, Place, and Date of Signing:

   /s/ Stephen E. Memishian               Mount Kisco, NY            08-08-03
 -----------------------------    ---------------------------      ------------
        [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

      28-________________        _________________
     [Repeat as necessary.]

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Report Summary:

Number of Other Included Managers:             0
                                            --------------
Form 13F Information Table Entry Total:        49
                                            --------------
Form 13F Information Table Value Total:        196,431
                                            --------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number    Name

     _____     28-_______________      _____________________________

     [Repeat as necessary.]

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
PORTVUE-SEC13F.LNP                                    DSM CAPITAL PARTNERS LLC                                                PAGE 1
RUN DATE: 08/01/03 11:17 A.M.

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 06/30/03

                                                                VALUE   SHARES/   SH/  PUT/  INVSTMT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE   SHARED  NONE
-----------------------         --------------      -----    --------  --------   ---  ----  -------  ---------  ----  -------  ----
24 / 7 REAL MEDIA               COM               901314104        64     78900   SH         DEFINED               0     78900   0
99 CENTS ONLY STORES            COM               65440K106      4554    132705   SH         DEFINED               0    132705   0
ALLERGAN INC                    COM               018490102      6571     85230   SH         DEFINED               0     85230   0
AMGEN INC                       COM               031162100      8060    122230   SH         DEFINED               0    122230   0
ANTEON INTERNATIONAL CORP       COM               03674E108       242      8660   SH         DEFINED               0      8660   0
APOLLO GROUP                    COM               037604105      8273    133873   SH         DEFINED               0    133873   0
APPLEBEE'S INTERNATIONAL        COM               037899101       267      8505   SH         DEFINED               0      8505   0
AQUANTIVE INC                   COM               03839G105       185     17610   SH         DEFINED               0     17610   0
BED BATH & BEYOND               COM               075896100      2835     73035   SH         DEFINED               0     73035   0
BIOMET INC                      COM               090613100      6056    210995   SH         DEFINED               0    210995   0
BRINKER INTERNATIONAL           COM               109641100      6507    180658   SH         DEFINED               0    180658   0
BROWN & BROWN INC               COM               115236101      4515    138915   SH         DEFINED               0    138915   0
C H ROBINSON WORLDWIDE          COM               12541W100      5954    168015   SH         DEFINED               0    168015   0
CAREER EDUCATION CORP           COM               141665109     12826    187790   SH         DEFINED               0    187790   0
CENDANT CORP                    COM               151313103       286     15600   SH         DEFINED               0     15600   0
CLEAR CHANNEL COMM.             COM               184502102      7569    178555   SH         DEFINED               0    178555   0
COMCAST CORP                    COM               20030N101      7482    247900   SH         DEFINED               0    247900   0
CORINTHIAN COLLEGES             COM               218868107       242      5000   SH         DEFINED               0      5000   0
ECOLLEGE.COM                    COM               27887E100       427     37550   SH         DEFINED               0     37550   0
EXPEDITORS INTERNATIONAL        COM               302130109      2416     70100   SH         DEFINED               0     70100   0
FAMILY DOLLAR STORES            COM               307000109      7406    194130   SH         DEFINED               0    194130   0
FIRST DATA CORP                 COM               319963104      7189    173474   SH         DEFINED               0    173474   0
FLIR SYSTEMS INC                COM               302445101       205      6800   SH         DEFINED               0      6800   0
FOREST LABS                     COM               345838106      6820    124570   SH         DEFINED               0    124570   0
HEALTH MGT ASSOCIATES           COM               421933102      7978    432385   SH         DEFINED               0    432385   0
HEARST-ARGYLE TELEVISION        COM               422317107       256      9865   SH         DEFINED               0      9865   0
IMPAC MEDICAL SYSTEMS           COM               45255A104       234     11020   SH         DEFINED               0     11020   0
KOHL'S CORP                     COM               500255104      5205    101310   SH         DEFINED               0    101310   0
LOWE'S COMPANIES                COM               548661107      6685    155635   SH         DEFINED               0    155635   0
MEDTRONIC INC                   COM               585055106      3225     67230   SH         DEFINED               0     67230   0
MICROCHIP TECHNOLOGY            COM               595017104      3348    135280   SH         DEFINED               0    135280   0
MID ATLANTIC MEDICAL SERVICES   COM               59523C107       468      8945   SH         DEFINED               0      8945   0
PIER 1 IMPORTS                  COM               720279108       254     12430   SH         DEFINED               0     12430   0
RADIO ONE INC                   COM               75040P405       290     16380   SH         DEFINED               0     16380   0
RESPIRONICS INC                 COM               761230101       221      5925   SH         DEFINED               0      5925   0
ROSS STORES                     COM               778296103       306      7115   SH         DEFINED               0      7115   0
SEI INVESTMENTS                 COM               784117103       264      8240   SH         DEFINED               0      8240   0
SYLVAN LEARNING SYSTEMS         COM               871399101       359     15745   SH         DEFINED               0     15745   0
SYMANTEC CORP                   COM               871503108      5259    119765   SH         DEFINED               0    119765   0
THE CHEESECAKE FACTORY          COM               163072101      7483    208795   SH         DEFINED               0    208795   0
TJX COMPANIES                   COM               872540109      2961    157150   SH         DEFINED               0    157150   0
UNITEDHEALTH GROUP              COM               91324P102      7677    152782   SH         DEFINED               0    152782   0
UNIV OF PHOENIX ONLINE          COM                37604204       265      5260   SH         DEFINED               0      5260   0
VALUECLICK INC                  COM               92046N102       265     43650   SH         DEFINED               0     43650   0
VARIAN MEDICAL SYSTEMS          COM               92220P105      7515    130545   SH         DEFINED               0    130545   0
VIACOM INC CL B                 COM               925524308      7191    164700   SH         DEFINED               0    164700   0
WEIGHT WATCHERS INTL            COM               948626106      7356    161705   SH         DEFINED               0    161705   0
WELLPOINT HEALTH NETWORKS       COM               94973H108      9820    116494   SH         DEFINED               0    116494   0
WESTWOOD ONE                    COM               961815107      4595    135420   SH         DEFINED               0    135420   0

LINE COUNT: 49